Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	3.5465%
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 29,279	$ 3,703
Liabilities	(8,307)	(51,816)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	31,369	3,517
Liabilities	(20,753)	(20,751)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(125,682)	(51,604)
Interest Rate Contract Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	0
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	1,248	810
Liabilities	(4,094)	(486)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,097	509
Liabilities	(3,867)	(213)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	(73,221)
Interest Rate Contract Non Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	0
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	30,527	4,513
Liabilities	(138,083)	(177,127)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	35,466	4,026
Liabilities	$ (24,620)	$ (20,964)